Financial Assets at Fair Value	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Financial Assets at Fair Value
18.
Financial assets at fair value
(a)
Financial assets at fair value through other comprehensive income

As at December 31, 2021 and 2022, the Group’s financial assets at fair value through other comprehensive income mainly represented its listed equity investment in Spotify Technology S.A. (“Spotify”) and Warner Music Group Corp (“WMG”).

Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
Listed equity investments
At January 1	9,771	7,302
Disposals	(163)	-
Fair value change	(2,128)	(4,517)
Currency translation differences	(178)	383
At December 31	7,302	3,168

(b)
Other investments

Other investments represent financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
At January 1	386	236
Additions	-	160
Fair value change	53	-
Disposal	(200)	(74)
Currency translation differences	(3)	19
At December 31	236	341
Of which are:
Current	37	37
Non-current	199	304
	236	341

(c)
Short-term investments

Short-term investments represent investments issued by commercial banks in the PRC with a variable return and accounted for as financial assets at fair value through profit or loss. Movement of short-term investments is analyzed as follows:

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
At January 1	-	1,029
Additions	5,616	160
Business combinations	100	-
Fair value change	52	26
Disposal	(4,739)	(1,215)
At December 31	1,029	-